Stock-Based Compensation	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 13 - Stock-Based Compensation:

Stock Option Plans

As of October 31, 2019, the Company had two stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 2,835,000 shares of common stock are reserved for issuance under the 2006 Stock Plan as amended (the 2006 Plan) and 240,000,000 shares of common stock reserved for issuance under the 2017 Stock Option Plan (the 2017 Plan). At October 31, 2019, there were 2,823,450 and 231,149,875 the 2006 Plan and 2017 Plan, respectively. The Company issues new shares of common stock from the shares reserved under the respective Plans upon conversion or exercise of options and issuance of restricted shares.

The 2006 and 2017 Plans (the Plans) are administered by the Board of Directors (the Board). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

	Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding - July 31, 2019	7,988,675	$0.84	7.21	$15,961,391
Granted	1,003,000	$2.09	4.92	—
Forfeited or expired	(130,000)	$1.11	7.65	—
Exercised	—	—	—	—
Outstanding - October 31, 2019	8,861,675	$0.98	6.71	$5,859,392

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on October 31, 2019. The market values as of October 31, 2019 was $1.53 based on the closing bid price for October 31, 2019.

There were 3,540,675 vested common stock options under the Plan as of October 31, 2019. The compensation expense was $787,458 for the three months ended October 31, 2019. The Company had $4,256,191 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan at October 31, 2019 to be recognized over an average of 2.67 years.

The Company estimated the fair value of each stock option on the grant date using a Black-Scholes option-pricing model. Black-Scholes option-pricing models requires the Company to make predictive assumptions regarding future stock price volatility, recipient exercise behavior, and dividend yield. The Company estimated the future stock price volatility using the historical volatility over the expected term of the option. The following assumptions were used in the Black-Scholes option-pricing model:

October 31, 2019
Exercise price	$2.01 – 2.09
Time to expiration	5 years
Risk-free interest rate	1.51% - 1.59%
Estimated volatility	153.4%
Expected dividend	—
Stock price at valuation date	$2.01 – 2.09

During 2019, the Company established a Direct Stock Purchase Plan (“2019 Plan”) pursuant to which eligible participants may acquire shares of common stock in lieu of certain cash obligations otherwise owed to participants during the 2019 calendar year. The 2019 Plan will automatically terminate on December 31, 2019. There was a total of 1,200,000 shares of common stock reserved under the plan of which no shares have been issues.

Note 16 - Stock-Based Compensation:

Stock Option Plans

As of July 31, 2019, the Company had three stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 2,835,000 shares of common stock are reserved for issuance under the 2006 Stock Plan as amended (the 2006 Plan) and 240,000,000 shares of common stock reserved for issuance under the 2017 Stock Option Plan (the 2017 Plan) and 1,200,000 shares of common stock reserved for issuance under the 2019 Stock Option Plan (the 2019 Plan). At July 31, 2019, there were 2,823,450, 232,022,875, 1,200,000 shares of common stock reserved for future awards under the 2006 Plan, 2017 Plan and 2019 Plan, respectively. The Company issues new shares of common stock from the shares reserved under the respective Plans upon conversion or exercise of options and issuance of restricted shares.

The 2006, 2017 and 2019 Plans (the Plans) are administered by the Board of Directors (the Board). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

	Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding – August 1, 2018	379,998	$1.48	1.11	69,843
Granted	—	—
Forfeited or expired	(147,777)	(0.05)
Exercised	—	—
Outstanding - July 31, 2018	232,221	$1.00	0.25	10,719
Granted	9,976,125	0.71	7.59	20,821,821
Forfeited or expired	(2,219,671)	(0.43)	8.18
Exercised	—	—
Outstanding - July 31, 2019	7,988,675	$0.84	7.21	15,961,391

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on July 31, 2019. The market values as of July 31, 2019 was $2.80 based on the closing bid price for July 31, 2019.

There were 3,369,842 vested common stock options under the Plan as of July 31, 2019. The compensation expense was $3,000,974 for the year ended July 31, 2019. There was additional compensation expense pertaining to the Regentys acquisition of $11,472 for the year ended July 31, 2019 for total compensation expense of $3,012,446. The Company had $3,263,569 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan at July 31, 2019 to be recognized over an average of 2.49 years.

The Company estimated the fair value of each stock option on the grant date using a Black-Scholes option-pricing model. Black-Scholes option-pricing models requires the Company to make predictive assumptions regarding future stock price volatility, recipient exercise behavior, and dividend yield. The Company estimated the future stock price volatility using the historical volatility over the expected term of the option. The following assumptions were used in the Black-Scholes option-pricing model:

Year Ended July 31, 2019
Exercise price	$0.11 – 1.85
Expected term	5 to 10 years
Risk-free interest rate	2.03% - 3.15%
Estimated volatility	135.2% - 222.2%
Expected dividend	—
Stock price at valuation date	$0.11 – $1.85